Consolidated Balance Sheets	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Current assets:
Cash and cash equivalents	$ 27,576,622	$ 18,849,049
Restricted cash		598,402
Accounts receivable, net	10,313,371	18,069,511
Prepayments, other receivables and other current assets	1,001,694	927,987
Inventories, net	5,559,282	9,819,633
Total current assets	44,450,969	48,264,582
Non-current assets:
Property, plant and equipment, net	9,027,615	10,813,200
Right-of-use assets, net	3,076,855	4,076,816
Intangible asset, net	291,559	432,972
Deferred tax assets, net	397,212	313,315
Other non-current assets	1,798,927	2,108,914
Total non-current assets	14,592,168	17,745,217
Total Assets	59,043,137	66,009,799
Current Liabilities:
Accounts payable	3,411,605	5,665,636
Other payables and accrued liabilities	2,105,028	3,169,289
Lease obligation – current	157,489	772,534
Bank borrowings	13,405,816	15,813,022
Tax payable	6,405	354,352
Total current liabilities	19,086,343	25,774,833
Non-current liabilities:
Lease obligation – non-current	37,992	146,927
Total non-current liabilities	37,992	146,927
Total liabilities	19,124,335	25,921,760
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares: US$0.002 par value per share, 125,000,000 shares authorized as of June 30, 2023 and 2022, respectively; 11,250,000 and 10,000,000 shares issued and outstanding as of June 30, 2023 and 2022, respectively	22,500	20,000
Additional paid-up capital	34,361,149	31,101,897
Statutory reserves	1,049,119	1,029,144
Accumulated other comprehensive loss	(3,785,555)	(708,677)
Retained earnings	8,271,589	8,645,675
Total shareholders’ equity	39,918,802	40,088,039
Total liabilities and shareholders’ equity	$ 59,043,137	$ 66,009,799